OTHER LONG-TERM ASSETS - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects in development	$ 231	$ 1,715
Employee post-retirement benefits (Note 24)	207	162
Long-term contract assets (Note 5)	192	102
Deferred income tax assets (Note 17)	177	37
Fair value of derivative contracts (Note 25)	41	7
Other	131	145
Total other assets	$ 979	$ 2,168